FINANCING RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Loans Receivable, Net [Abstract]
Schedule of financing receivable
	As of December 31,
	2017	2018
Current financing receivable
Used car financing	$129,018	$9,846
Financing for installment sales	2,177	1,654
Other financing	1,306	1,243
Net deferred origination costs	-	-
Less allowance for financing receivable	(7,023)	(9,257)
Current financing receivable, net	$125,478	$3,486

Long-term financing receivable
Used car financing	$8	$-
Financing for installment sales	-	-
Less allowance for long-term financing receivable	-	-
Long-term financing receivable, net	$8	$-

Schedule of nonaccrual financing receivable
The following table presents nonaccrual financing receivable as of December 31, 2017 and 2018, respectively.

	As of December 31,
	2017	2018

Used car financing	$7,373	$9,838
Financing for installment sales	2,051	1,654
Other financing	1,286	1,243
	$10,710	$12,735

Schedule of aging of financing receivable
	0 – 90 days past-due aging	over 90 days past-due aging	total past due	current	total financing receivable
Used car financing	$-	$9,838	$9,838	$8	$9,846
Financing for installment sales		1,654	1,654		1,654
Other financing	-	1,243	1,243	-	1,243
	$-	$12,735	$12,735	$8	$12,743

	0 – 90 days past-due aging	over 90 days past-due aging	total past due	current	total financing receivable
Used car financing	$9,654	$7,373	$17,027	$111,999	$129,026
Financing for installment sales	229	1,948	2,177		2,177
Other financing	138	1,168	1,306	-	1,306
	$10,021	$10,489	$20,510	$111,999	$132,509

Schedule of movement of allowance for financing receivable

	As of December 31,
	2016	2017	2018

Balance at beginning of year	$(3,583)	$(15,114)	$(7,023)
Charge to cost of revenues	(12,436)	(12,745)	(10,802)
Write off of financing receivable	119	22,178	7,786
Exchange difference	786	(1,342)	782

Balance at end of year	$(15,114)	$(7,023)	$(9,257)